UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 20, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33
Form13F Information Table Value Total: $    191,707,202

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

ACE Ltd					Common Stock	 H0023R105  $6,523,440 	 	   88,000     Sole		     Sole
AON PLC					Common Stock	 G0408V102  $6,174,960 	 	  132,000     Sole		     Sole
Applied Materials			Common Stock	 038222105  $5,730,000 		  500,000     Sole		     Sole
Cigna Corp				Common Stock	 125509109  $5,588,000 		  127,000     Sole		     Sole
Cisco Systems Inc			Common Stock	 17275R102  $5,683,270 	 	  331,000     Sole		     Sole
Citigroup Inc				Common Stock	 172967424  $4,341,744 	 	  158,400     Sole		     Sole
Colgate-Palmolive Co			Common Stock	 194162103  $6,350,100 	 	   61,000     Sole		     Sole
ConocoPhillips				Common Stock	 20825C104  $4,749,800 	 	   85,000     Sole		     Sole
Corning Inc				Common Stock	 219350105  $5,172,000 	 	  400,000     Sole		     Sole
Dell Inc				Common Stock	 24702R101  $4,845,240 		  387,000     Sole		     Sole
Edison International			Common Stock	 281020107  $6,190,800 	 	  134,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	 30231G102  $6,246,610 	 	   73,000     Sole		     Sole
General Electric Co			Common Stock	 369604103  $6,939,720 		  333,000     Sole		     Sole
Hewlett-Packard Co			Common Stock	 428236103  $5,490,030 	 	  273,000     Sole		     Sole
Intel Corp				Common Stock	 458140100  $6,182,800 		  232,000     Sole		     Sole
Intl Bus Machines			Common Stock	 459200101  $6,649,720 		   34,000     Sole		     Sole
Johnson & Johnson                       Common Stock     478160104  $5,810,160             86,000     Sole                   Sole
JPMorgan Chase & Co                     Common Stock     46625H100  $4,966,470            139,000     Sole                   Sole
Loews Corp				Common Stock	 540424108  $6,177,410 		  151,000     Sole		     Sole
LVMH Moet Hennessy			Common Stock	 P 4061412  $5,763,478 		   38,000     Sole		     Sole
Mattel Inc				Common Stock	 577081102  $5,871,640 		  181,000     Sole		     Sole
Metlife Inc				Common Stock	 59156R108  $4,380,700 		  142,000     Sole		     Sole
Microsoft Corp				Common Stock	 594918104  $6,301,540 	 	  206,000     Sole		     Sole
Nvidia Corp				Common Stock	 67066G104  $5,680,020 	 	  411,000     Sole		     Sole
Oracle Corp				Common Stock	 68389X105  $5,672,700 	 	  191,000     Sole		     Sole
PNC Financial Svs.			Common Stock	 693475105  $6,355,440 	 	  104,000     Sole		     Sole
PPL Corp				Common Stock	 69351T106  $5,701,050 	 	  205,000     Sole		     Sole
Schlumberger Ltd			Common Stock	 806857108  $4,868,250 	 	   75,000     Sole		     Sole
Sempra Energy				Common Stock	 816851109  $6,543,600 		   95,000     Sole		     Sole
State Street Corp			Common Stock	 857477103  $6,294,240 		  141,000     Sole		     Sole
Time Warner Inc				Common Stock	 887317303  $6,352,500 		  165,000     Sole		     Sole
TJX Cos Inc				Common Stock	 872540109  $5,967,270 		  139,000     Sole		     Sole
UnitedHealth Group			Common Stock	 91324P102  $6,142,500 		  105,000     Sole		     Sole


====================================================================================================================================

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